Shareholder Report, Holdings (Details)	Dec. 31, 2024
Class A | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class A | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Wells Fargo & Co., 6.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Wells Fargo & Co., 3.90%, Series BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Transcanada Trust, 5.50%, due 9/15/79 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | UBS Group AG, 9.25%, (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | PNC Financial Services Group, Inc., Series T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class C | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class C | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Wells Fargo & Co., 6.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Wells Fargo & Co., 3.90%, Series BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Transcanada Trust, 5.50%, due 9/15/79 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | UBS Group AG, 9.25%, (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | PNC Financial Services Group, Inc., Series T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class F | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class F | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class F | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class F | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class F | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class F | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class F | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class F | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class F | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class F | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class F | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class F | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class F | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class F | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Wells Fargo & Co., 6.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Wells Fargo & Co., 3.90%, Series BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Transcanada Trust, 5.50%, due 9/15/79 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | UBS Group AG, 9.25%, (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | PNC Financial Services Group, Inc., Series T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class I | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class I | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Wells Fargo & Co., 6.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Wells Fargo & Co., 3.90%, Series BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Transcanada Trust, 5.50%, due 9/15/79 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | UBS Group AG, 9.25%, (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | PNC Financial Services Group, Inc., Series T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class R | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class R | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class R | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class R | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Wells Fargo & Co., 6.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Wells Fargo & Co., 3.90%, Series BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Transcanada Trust, 5.50%, due 9/15/79 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | UBS Group AG, 9.25%, (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | PNC Financial Services Group, Inc., Series T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Class Z | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class Z | Charles Schwab Corp., 4.00%, Series I
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Goldman Sachs Group, Inc., 7.50%, Series X
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | MetLife Capital Trust IV, 7.875%, due 12/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Wells Fargo & Co., 6.85%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Morgan Stanley, 6.625%, Series Q
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Wells Fargo & Co., 3.90%, Series BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Transcanada Trust, 5.50%, due 9/15/79 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | UBS Group AG, 9.25%, (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Charles Schwab Corp., 4.00%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | PNC Financial Services Group, Inc., Series T
Holdings [Line Items]
Percent of Net Asset Value	1.00%